Business Segment Information	9 Months Ended
Sep. 30, 2013
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information

15. Business Segment and Corporate Information

The Company has identified three operating segments, North America Segment, EMEALA and Asia-Pacific, which were determined based upon how the Company manages its businesses. All segments are primarily engaged in providing dialysis care services and the distribution of products and equipment for the treatment of ESRD. The Company has aggregated the EMEALA and the Asia-Pacific operating segments as the “International Segment.” The segments are aggregated due to their similar economic characteristics. These characteristics include same services provided and same products sold, the same type of patient population, similar methods of distribution of products and services and similar economic environments. The General Partner's management board member responsible for the profitability and cash flow of each segment's various businesses supervises the management of each operating segment. The accounting policies of the segments are the same as those the Company applies in preparing the consolidated financial statements under accounting principles generally accepted in the U.S. (“U.S. GAAP”).

Management evaluates each segment using a measure that reflects all of the segment's controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate measure in this regard is operating income which measures the Company's source of earnings. The Company does not include the investment gain resulting from the 2012 Liberty Acquisition nor income taxes as it believes these items to be outside the segments' control. Financing is a corporate function, which the Company's segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measurement. Similarly, the Company does not allocate certain costs, which relate primarily to certain headquarters overhead charges, including accounting and finance, global research and development, etc. (“Corporate”), because the Company believes that these costs are also not within the control of the individual segments. Production of products, production asset management, quality management and procurement are centrally managed in Corporate by Global Manufacturing Operations. These corporate activities do not fulfill the definition of a segment. Products are transferred to the segments at cost; therefore no internal profit is generated. The associated internal revenues for the product transfers and their elimination are recorded as corporate activities. Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations. In addition, certain revenues, investments, and intangible assets, as well as any related expense, are not allocated to a segment but accounted for as Corporate.

Information pertaining to the Company's segments and its Corporate activities for the three- and nine-months periods ended September 30, 2013 and 2012 is set forth below.

	North America Segment	International Segment	Segment Total	Corporate	Total
Three months ended September 30, 2013

Net revenue external customers	$2,436,141	$1,222,026	$3,658,167	$7,965	$3,666,132
Inter - segment revenue	2,591	-	2,591	(2,591)	-
Revenue	2,438,732	1,222,026	3,660,758	5,374	3,666,132
Depreciation and amortization	(83,251)	(45,824)	(129,075)	(35,204)	(164,279)
Operating income	415,533	204,458	619,991	(62,731)	557,260
Income (loss) from equity method investees	3,965	(102)	3,863	1,431	5,294
Capital expenditures, acquisitions and investments	284,453	53,260	337,713	36,768	374,481

Three months ended September 30, 2012

Net revenue external customers	$2,248,724	$1,163,362	$3,412,086	$5,852	$3,417,938
Inter - segment revenue	2,501	-	2,501	(2,501)	-
Revenue	2,251,225	1,163,362	3,414,587	3,351	3,417,938
Depreciation and amortization	(79,446)	(43,942)	(123,388)	(28,824)	(152,212)
Operating income	420,316	195,264	615,580	(47,938)	567,642
Income (loss) from equity method investees	6,642	53	6,695	(1,378)	5,317
Capital expenditures, acquisitions and investments	108,286	55,255	163,541	49,650	213,191

Nine months ended September 30, 2013

Net revenue external customers	$7,098,638	$3,619,000	$10,717,638	$24,930	$10,742,568
Inter - segment revenue	5,437	-	5,437	(5,437)	-
Revenue	7,104,075	3,619,000	10,723,075	19,493	10,742,568
Depreciation and amortization	(244,619)	(136,779)	(381,398)	(98,035)	(479,433)
Operating Income	1,178,192	597,229	1,775,421	(180,609)	1,594,812
Income (loss) from equity method investees	11,899	866	12,765	1,753	14,518
Segment assets	14,238,874	6,034,705	20,273,579	2,260,941	22,534,520
thereof investments in equity method investees	256,195	387,565	643,760	(3,857)	639,903
Capital expenditures, acquisitions and investments(1)	504,733	202,137	706,870	103,062	809,932

Nine months ended September 30, 2012

Net revenue external customers	$6,602,000	$3,470,353	$10,072,353	$22,313	$10,094,666
Inter - segment revenue	9,041	-	9,041	(9,041)	-
Revenue	6,611,041	3,470,353	10,081,394	13,272	10,094,666
Depreciation and amortization	(230,575)	(129,784)	(360,359)	(86,104)	(446,463)
Operating Income	1,199,234	597,399	1,796,633	(137,200)	1,659,433
Income (loss) from equity method investees	17,962	182	18,144	(3,472)	14,672
Segment assets	13,806,253	5,835,643	19,641,896	2,218,437	21,860,333
thereof investments in equity method investees	257,324	369,943	627,267	(4,189)	623,078
Capital expenditures, acquisitions and investments(2)	1,970,330	155,075	2,125,405	113,388	2,238,793

(1) International acquisitions exclude $8,403 of non-cash acquisitions for 2013.
(2) North America acquisitions exclude $484,699 of non-cash acquisitions and International acquisitions exclude $4,720 of non-cash acquisitions for 2012.